Cover	Mar. 03, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K amends the Current Report on Form 8-K filed on March 7, 2022 (the “Original Form 8-K”) solely to include certain disclosure regarding the Offering (defined below) under Item 1.01 of the Current Report (the “Item 1.01 Disclosure”). The Item 1.01 Disclosure was inadvertently reported under Item 8.01 of the Original Form 8-K instead of Item 1.01 of the Original Form 8-K as a result of a scrivener’s error. No other changes have been made to the Original Form 8-K.
Document Period End Date	Mar. 03, 2022
Entity File Number	001-38365
Entity Registrant Name	EYENOVIA, INC.
Entity Central Index Key	0001682639
Entity Tax Identification Number	47-1178401
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	295 Madison Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	917
Local Phone Number	289-1117
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	EYEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false